Share capital (Schedule of movement in shares) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Beginning Balance	$ (4,841,204)	$ (4,748,000)	$ (3,471,278)
Beginning Balance (Shares)	510,368,838	467,607,678	435,737,734
Issuance of common shares and units for cash	$ 439,155	$ 535,525	$ 207,588
Issuance of common shares and units for cash (Shares)	24,478,227	9,864,500	5,012,450
Cash share issuance costs	$ (24,520)	$ (25,586)	$ (25,591)
Exercise of stock options		$ 214,140
Exercise of stock options (Shares)		2,550,000
Shares issued on settlement of accounts payable	$ 79,167		$ 22,460
Shares issued on settlement of accounts payable (Shares)	1,333,333		413,674
Convertible debentures converted into common shares	$ 680,701	$ 1,656,422	$ 764,432
Convertible debentures converted into common shares (Shares)	36,805,300	30,346,660	26,443,820
Ending Balance	$ (6,722,982)	$ (4,841,204)	$ (4,748,000)
Ending Balance (Shares)	572,985,698	510,368,838	467,607,678
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	$ 90,471,712	$ 87,784,725	$ 86,815,836
Beginning Balance (Shares)	510,368,838	467,607,678	435,737,734
Issuance of common shares and units for cash	$ 439,155	$ 535,525	$ 207,588
Issuance of common shares and units for cash (Shares)	24,478,227	9,864,500	5,012,450
Cash share issuance costs	$ (24,520)	$ (25,586)	$ (25,591)
Broker warrants issued	(3,909)
Exercise of stock options		$ 434,822
Exercise of stock options (Shares)		2,550,000
Shares issued on settlement of accounts payable	$ 79,167		$ 22,460
Shares issued on settlement of accounts payable (Shares)	1,333,333		413,674
Convertible debentures converted into common shares	$ 716,674	$ 1,742,226	$ 764,432
Convertible debentures converted into common shares (Shares)	36,805,300	30,346,660	26,443,820
Ending Balance	$ 91,678,279	$ 90,471,712	$ 87,784,725
Ending Balance (Shares)	572,985,698	510,368,838	467,607,678